CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 5.4%
Entertainment - 0.7%
Walt Disney Co.	590,870	$47,890,013	*

Media - 3.2%
Comcast Corp., Class A Shares	5,078,990	225,202,417

Wireless Telecommunication Services - 1.5%
T-Mobile US Inc.	766,900	107,404,345	*

TOTAL COMMUNICATION SERVICES		380,496,775

CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.9%
General Motors Co.	1,829,900	60,331,803

Specialty Retail - 2.2%
Home Depot Inc.	516,570	156,086,791

TOTAL CONSUMER DISCRETIONARY		216,418,594

CONSUMER STAPLES - 10.0%
Beverages - 3.5%
Coca-Cola Co.	2,497,640	139,817,887
Diageo PLC	2,942,800	108,495,512	(a)

Total Beverages		248,313,399

Food Products - 4.3%
Mondelez International Inc., Class A Shares	2,244,510	155,768,994
Nestle SA, ADR	1,262,640	142,892,969

Total Food Products		298,661,963

Household Products - 2.2%
Procter & Gamble Co.	1,048,440	152,925,458

TOTAL CONSUMER STAPLES		699,900,820

ENERGY - 10.4%
Oil, Gas & Consumable Fuels - 10.4%
Chesapeake Energy Corp.	907,150	78,223,545
Enbridge Inc.	5,936,733	197,040,168
EQT Corp.	1,915,710	77,739,512
Pioneer Natural Resources Co.	536,420	123,135,211
Williams Cos. Inc.	7,594,200	255,848,598

TOTAL ENERGY		731,987,034

FINANCIALS - 18.0%
Banks - 3.9%
JPMorgan Chase & Co.	1,400,310	203,072,956
PNC Financial Services Group Inc.	592,890	72,789,106

Total Banks		275,862,062

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2023 Quarterly Report	1

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Consumer Finance - 1.2%
Capital One Financial Corp.	861,600	$83,618,280

Financial Services - 8.3%
Apollo Global Management Inc.	3,342,554	300,027,647
Mastercard Inc., Class A Shares	291,560	115,431,520
Visa Inc., Class A Shares	715,830	164,648,058

Total Financial Services		580,107,225

Insurance - 4.6%
American International Group Inc.	1,054,600	63,908,760
MetLife Inc.	1,628,315	102,437,297
Travelers Cos. Inc.	968,360	158,142,871

Total Insurance		324,488,928

TOTAL FINANCIALS		1,264,076,495

HEALTH CARE - 11.6%
Biotechnology - 1.1%
Gilead Sciences Inc.	970,800	72,751,752

Health Care Equipment & Supplies - 2.9%
Becton Dickinson & Co.	785,850	203,165,800

Health Care Providers & Services - 2.2%
UnitedHealth Group Inc.	307,030	154,801,456

Pharmaceuticals - 5.4%
Johnson & Johnson	914,707	142,465,615
Merck & Co. Inc.	1,490,890	153,487,125
Pfizer Inc.	2,556,350	84,794,130

Total Pharmaceuticals		380,746,870

TOTAL HEALTH CARE		811,465,878

INDUSTRIALS - 7.6%
Aerospace & Defense - 3.0%
Northrop Grumman Corp.	219,000	96,401,610
RTX Corp.	1,587,980	114,286,920

Total Aerospace & Defense		210,688,530

Air Freight & Logistics - 1.2%
United Parcel Service Inc., Class B Shares	552,700	86,149,349

Commercial Services & Supplies - 1.5%
Waste Management Inc.	670,940	102,278,094

Ground Transportation - 1.9%
Union Pacific Corp.	637,070	129,726,564

TOTAL INDUSTRIALS		528,842,537

See Notes to Schedule of Investments.

2	ClearBridge Dividend Strategy Fund 2023 Quarterly Report

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 1.2%
Cisco Systems Inc.	1,483,900	$79,774,464

Semiconductors & Semiconductor Equipment - 3.8%
Broadcom Inc.	158,670	131,788,129
Intel Corp.	2,369,900	84,249,945
Texas Instruments Inc.	313,140	49,792,391

Total Semiconductors & Semiconductor Equipment		265,830,465

Software - 8.5%
Microsoft Corp.	1,098,050	346,709,287
Oracle Corp.	1,154,030	122,234,858
SAP SE	985,200	127,526,282	(a)

Total Software		596,470,427

Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc.	1,065,892	182,491,369

TOTAL INFORMATION TECHNOLOGY		1,124,566,725

MATERIALS - 8.6%
Chemicals - 5.1%
Linde PLC	620,520	231,050,622
PPG Industries Inc.	955,140	123,977,172

Total Chemicals		355,027,794

Construction Materials - 2.5%
Vulcan Materials Co.	883,090	178,401,842

Metals & Mining - 1.0%
Freeport-McMoRan Inc.	1,787,350	66,650,281

TOTAL MATERIALS		600,079,917

REAL ESTATE - 4.4%
Residential REITs - 1.8%
AvalonBay Communities Inc.	719,900	123,635,626

Specialized REITs - 2.6%
American Tower Corp.	707,530	116,353,309
Public Storage	265,000	69,832,800

Total Specialized REITs		186,186,109

TOTAL REAL ESTATE		309,821,735

UTILITIES - 4.7%
Electric Utilities - 1.6%
Edison International	1,836,000	116,200,440

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2023 Quarterly Report	3

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY			SHARES	VALUE
Multi-Utilities - 3.1%
Sempra			3,173,520	$215,894,566

TOTAL UTILITIES				332,095,006

TOTAL COMMON STOCKS (Cost - $4,176,835,280)				6,999,751,516

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.0%††
Finance America NIM Trust, 2004-1 A (Cost - $73,449)	5.250%	6/27/34	$73,417	1	*(b)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,176,908,729)				6,999,751,517

			SHARES
SHORT-TERM INVESTMENTS - 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.204%		9,016,078	9,016,078	(d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.270%		9,016,078	9,016,078	(d)(e)

TOTAL SHORT-TERM INVESTMENTS (Cost - $18,032,156)				18,032,156

TOTAL INVESTMENTS - 100.2% (Cost - $4,194,940,885)				7,017,783,673
Liabilities in Excess of Other Assets - (0.2)%				(11,474,689)

TOTAL NET ASSETS - 100.0%				$7,006,308,984

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of September 30, 2023.

(d)	Rate shown is one-day yield as of the end of the reporting period.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2023, the total market value of investments in Affiliated Companies was $9,016,078 and the cost was $9,016,078 (Note 2).

Abbreviation(s) used in this schedule:

ADR — American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Dividend Strategy Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

5

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

6

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$591,405,308	$108,495,512	—	$699,900,820
Information Technology	997,040,443	127,526,282	—	1,124,566,725
Other Common Stocks	5,175,283,971	—	—	5,175,283,971
Asset-Backed Securities	—	1	—	1

Total Long-Term Investments	6,763,729,722	236,021,795	—	6,999,751,517

Short-Term Investments†	18,032,156	—	—	18,032,156

Total Investments	$6,781,761,878	$236,021,795	—	$7,017,783,673

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$18,479,593	$285,788,176	285,788,176	$295,251,691	295,251,691

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,380,679	—	$9,016,078

7